Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 91.2%
California — 91.2%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$1,130,590
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	181,251
150,000	Allan Hancock Joint Community College District/CA University & College Improvements GO, Series E 5.00%, 08/01/28	199,700
635,000	Anaheim Housing & Public Improvements Authority Pre-refunding Revenue Bonds 5.00%, 10/01/41(a)	679,609
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/38(a)	283,520
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,804,480
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.25%, 04/01/48(a)	28,198,480
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	109,243
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	141,826
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,229,140
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	130,461
Principal Amount		Value
California (continued)
$150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23(a)	$165,944
100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24(a)	110,629
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27(a)	1,028,850
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	621,870
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,792,389
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	308,215
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/01/23	1,159,080
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	124,320
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	142,381
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	167,120
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	289,095
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	115,637
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	191,213

1

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	$163,419
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	119,891
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	114,873
2,200,000	California Municipal Finance Authority Nursing Homes NCROC-Paradise Valley Estate Revenue Bonds 2.25%, 07/01/25	2,221,318
405,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	423,752
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	435,713
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	175,234
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	113,327
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	146,839
645,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/23	712,312
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/24	759,659
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,715,509
Principal Amount		Value
California (continued)
$250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	$288,368
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	548,835
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	123,213
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	258,866
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	166,955
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	391,755
100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	126,629
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	289,470
10,000	California State University & College Improvements Pre-refunding Revenue Bonds 5.00%, 11/01/24(a)	10,102
1,785,000	California State University & College Improvements Revenue Bonds, Series A 5.00%, 11/01/24	2,140,768
390,000	California State University & College Improvements Unrefunded Revenue Bonds 5.00%, 11/01/24	394,037
1,000,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/24	1,115,920
250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	299,568

2

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	$128,959
150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	172,142
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	183,965
745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds 4.00%, 11/15/25	878,958
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	131,821
5,000,000	Carlsbad Unified School District School Improvements GO, Series B 6.00%, 05/01/34	6,086,800
885,000	Chabot-Las Positas Community College District Refunding GO 5.00%, 08/01/25	1,014,219
3,000,000	City & County of San Francisco CA Current Refunding COP 5.00%, 04/01/25	3,649,050
1,180,000	City & County of San Francisco CA Current Refunding School Improvements, Series R1 5.00%, 09/01/22	1,309,871
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	358,030
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	104,975
150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	170,192
1,475,000	City & County of San Francisco CA Refunding GO, Series R1 5.00%, 06/15/22	1,593,443
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	2,836,525
Principal Amount		Value
California (continued)
$100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	$118,113
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	129,264
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/25	2,904,807
1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/27	2,047,266
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/23	4,146,734
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/24	1,768,260
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	235,768
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	121,951
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/23	318,970
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/24	180,285
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/25	248,456
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	116,051
150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/25	185,703

3

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/26	$210,354
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	127,756
1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds 5.00%, 11/01/28	2,303,256
200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	204,984
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	499,770
550,000	Contra Costa Community College District University & College Improvements GO, Series B2 5.00%, 08/01/27	716,150
330,000	Contra Costa Transportation Authority Advance Refunding Revenue Bonds, Series A 4.00%, 03/01/23	363,244
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	328,444
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	525,538
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	256,426
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	282,177
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	120,003
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	119,491
Principal Amount		Value
California (continued)
$1,445,000	Desert Community College District Refunding GO 5.00%, 08/01/26	$1,828,604
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	219,800
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	342,060
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	265,860
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	183,371
115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	116,620
805,000	Garden Grove Unified School District School Improvements GO, Series C 5.00%, 08/01/30(a)	924,196
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	237,894
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/29	1,299,859
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F 5.00%, 08/01/24	1,148,250
850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B 5.00%, 07/01/25	972,426
3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/23	3,436,470

4

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	$114,549
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	148,370
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	142,264
250,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/22	275,753
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	916,392
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	132,555
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	326,414
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	285,735
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	162,013
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	2,318,086
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	161,589
Principal Amount		Value
California (continued)
$450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	$503,591
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	696,060
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,913,300
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	349,704
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,569,994
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	110,175
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	206,647
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	255,804
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	266,678
100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds, Series A 5.00%, 07/01/28	131,335
1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	1,988,478

5

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	$201,271
275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A 5.00%, 08/01/27	359,007
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A 5.00%, 08/01/28	1,348,072
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A 5.00%, 11/01/24	2,350,820
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	353,093
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	495,675
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	148,011
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	263,382
2,545,000	Novato Sanitary District Repayment Of Bank Loan Revenue Bonds 5.00%, 02/01/29	3,436,564
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	190,315
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	125,502
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	3,521,910
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	193,476
Principal Amount		Value
California (continued)
$100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	$128,691
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C 5.00%, 08/15/25	587,195
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	130,473
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	110,707
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	220,756
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	200,295
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	170,963
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L 5.00%, 05/15/24	1,352,955
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.00%, 05/15/24(a)	1,499,137
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	7,034,309
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/24	1,310,573
675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/25	833,355
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	999,865

6

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	$246,314
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A 5.00%, 08/15/49(b)	3,392,070
5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(b)	6,339,060
275,000	Saddleback Valley Unified School District Refunding GO 5.00%, 08/01/24	315,871
1,000,000	San Diego Community College District Advance Refunding GO 5.00%, 08/01/28	1,259,220
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	1,096,723
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	117,785
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	131,486
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	170,615
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	367,656
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	1,402,425
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	343,578
Principal Amount		Value
California (continued)
$1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	$1,100,000
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	195,262
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	115,801
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/28	1,785,332
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,787,865
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	568,365
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/26	4,791,723
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,827,584
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	1,152,126
8,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	8,285,680
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/23	226,092

7

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$175,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/26	$219,559
100,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/27	128,864
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/28	1,455,339
1,165,000	San Joaquin County Transportation Authority Refunding Revenue Bonds, Series A 5.50%, 03/01/41(a)	1,224,392
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	992,614
785,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	872,033
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	118,569
100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	129,983
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	122,675
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	775,246
1,000,000	San Mateo Union High School District Refunding GO 5.00%, 09/01/27	1,188,300
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	328,741
Principal Amount		Value
California (continued)
$125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	$142,791
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,188,980
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	922,313
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	109,265
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	156,935
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	385,722
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	275,753
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	118,647
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	400,792
245,000	Santa Clara Unified School District School Improvements GO 5.00%, 07/01/27	309,415
175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	197,444
1,540,000	Santa Clarita Community College District Refunding GO 5.00%, 08/01/24	1,767,150
100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	126,186
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	184,497

8

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	$120,297
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	279,738
100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	110,625
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	144,184
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	398,359
1,155,000	State of California Advance Refunding GO 5.00%, 08/01/26	1,453,290
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	252,190
1,000,000	State of California Advance Refunding GO 5.00%, 08/01/27	1,289,510
1,345,000	State of California Advance Refunding GO, Series B 5.00%, 09/01/23	1,542,392
125,000	State of California Current Refunding GO 5.00%, 02/01/22	135,308
3,310,000	State of California Current Refunding GO 5.00%, 08/01/24	3,916,193
2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	2,457,860
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,189,290
2,355,000	State of California Current Refunding GO 5.00%, 08/01/26	2,963,202
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	7,210,011
6,000,000	State of California Current Refunding GO 5.00%, 04/01/27	7,676,160
Principal Amount		Value
California (continued)
$200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	$215,756
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/25	1,244,990
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	131,254
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	168,089
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	120,433
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,422,603
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	105,267
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	151,542
80,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	88,801
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	361,143
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	156,955
1,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/25	1,228,930

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Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
California (continued)
$15,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	$18,954,450
1,500,000	State of California Refunding GO 5.00%, 04/01/24	1,754,670
5,000,000	State of California Refunding GO 5.00%, 10/01/27	6,472,350
3,000,000	State of California Refunding GO 5.00%, 04/01/28	3,928,410
550,000	Turlock Irrigation District Revenue Bonds 5.00%, 01/01/25	662,519
13,915,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	15,796,447
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,310,986
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,130,031
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/26(a)	1,442,352
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/30(a)	3,674,022
465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	470,627
1,000,000	University of California Current Revenue Bonds, Series I 5.00%, 05/15/23	1,139,400
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/30(a)	1,726,436
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB 5.00%, 05/15/25	244,718
Principal Amount		Value
California (continued)
$100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	$118,161
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	275,924
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	142,689
125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	148,929
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	509,928
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	588,027
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	112,133
250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	325,945
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	118,849
125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	153,643
Total Municipal Bonds (Cost $300,928,665)		310,873,670

10

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 7.2%
U.S. Treasury Notes — 7.2%
$23,750,000	2.00%, 02/15/2025	$24,508,887
Total U.S. Government Securities (Cost $24,135,090)		24,508,887

TOTAL INVESTMENTS — 98.4% (Cost $325,063,755)		$335,382,557
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		5,366,047
NET ASSETS — 100.0%		$340,748,604

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligations

Portfolio Diversification by Sector (Unaudited)

State	Percentage of Net Assets
California	91.2%
U.S. Government Securities	7.2
Other*	1.6
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

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